STOCK OPTIONS (Details Narrative B) - USD ($)	3 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	15.00%
Stock options fair value			$ 232,000
Shares vested			14,667
Stock based compensation expense	$ 207,112	$ 33,750	$ 1,333,871	$ 1,946,772
Exercisable			116,142
Stock option expected term			7 years 7 months 24 days
Scientific Clinic Board [Member]
Shares cancelled	534
Option $0.75 [Member]
Stock options issued	6,667
Stock option price per share	$ 11.25
Stock option expiration date	Mar. 01, 2025
Shares vested	1,667
Stock based compensation expense	$ 8,000
Unvested options	30,000
Option $0.55 [Member]
Stock options issued	80,000
Stock option price per share	$ 8.25
Stock option expiration date	May 18, 2025
Stock options fair value	$ 388,000
Stock based compensation expense	$ 9,016
Unvested options	80,000
Option $0.54 [Member]
Exercisable	534
Option exercise price	$ 8.10
Stock option expected term	9 years 8 months 1 day
Unvested options	534
Option $0.68 [Member]
Exercisable	56,101
Option exercise price	$ 10.20
Stock option expected term	6 years 7 months 10 days
Option $1.50 [Member]
Exercisable	1,667
Option exercise price	$ 11.25
Stock option expected term	8 years 9 months
Option $3.25 [Member]
Exercisable	44,904
Option exercise price	$ 48.75
Stock option expected term	7 years 10 months 6 days